Other-Than-Temporary Impairment on Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 1,068	¥ 5,344	¥ 76,393
Debt securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	450	1,151	4,085
Equity securities
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairment on available-for-sale securities	¥ 618	¥ 4,193	¥ 72,308